UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: June 30, 2009
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

Direxion Shares ETF Trust
1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019

2.	The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes):	[ ]

Direxion All Cap Insider Sentiment Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Large Cap Insider Sentiment Shares	Direxion Daily Healthcare Bull 3X Shares
Direxion S&P 1500® DRRC Index Volatility Response Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	Direxion Daily Retail Bull 3X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Total Market Bear 1X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily Energy Bull 3X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Financial Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Small Cap Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily China Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Agribusiness Bull 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares
Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Direxion Daily India Bull 3X Shares	Direxion Daily BRIC Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Russia Bear 3X Shares	Direxion Daily India Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Retail Bear 3X Shares

3.	Investment Company Act File Number:	811-22201

Securities Act File Number:	333-150525

4(a).	Last day of fiscal year for which this Form is filed:
October 31, 2012

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$19,859,610,830

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$21,091,410,881

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$21,091,410,881

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$

(vi)	Redemption credits available for use in future years	$(1,231,800,051)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.01364%

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	0.00
.
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ ]	Wire Transfer

[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patrick Rudnick
Patrick Rudnick
Principal Financial Officer

Date	January 10, 2013

* Please print the name and title of the signing officer below the signature.